Note 20 - Gain on Disposal of Subsidiaries (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 16, 2013	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Number Of Vessels Sold	6
Proceeds from Sales of Business, Affiliate and Productive Assets	$ 173,000
Debt Exchanged In Sale Of Subsidiaries	135,448
Gain (Loss) on Disposition of Business		$ 1,591